UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares - VPAIX

Pennsylvania Long-Term Tax-Exempt Fund Admiral™ Shares - VPALX

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares (VPAIX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,603
Number of Portfolio Holdings	1,154
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	5.8%
1 to 3 Years	2.2%
3 to 5 Years	2.2%
5 to 10 Years	11.4%
10 to 20 Years	45.7%
20 to 30 Years	31.2%
Greater than 30 Years	2.3%
Other Assets and Liabilities—Net	(0.8%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR77

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Admiral™ Shares (VPALX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,603
Number of Portfolio Holdings	1,154
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	5.8%
1 to 3 Years	2.2%
3 to 5 Years	2.2%
5 to 10 Years	11.4%
10 to 20 Years	45.7%
20 to 30 Years	31.2%
Greater than 30 Years	2.3%
Other Assets and Liabilities—Net	(0.8%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR577

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.7%)
Pennsylvania (99.3%)
	Abington School District GO	4.000%	10/1/38	2,555	2,433
	Adams County General Authority College & University Revenue	5.000%	8/15/33	795	859
	Adams County General Authority College & University Revenue	5.000%	8/15/35	885	955
	Adams County General Authority College & University Revenue	5.000%	8/15/36	1,035	1,104
	Adams County General Authority College & University Revenue	5.000%	8/15/39	1,195	1,232
	Adams County General Authority College & University Revenue	5.000%	8/15/43	750	745
	Adams County General Authority College & University Revenue	5.000%	8/15/50	5,000	4,841
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/39	1,750	1,774
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/44	2,350	2,275
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/54	3,100	2,847
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/59	2,000	1,812
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,037
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	5,250	5,273
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,029
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	8,994
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,005
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	920
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,037
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,842
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	1,917
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,665
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,061
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,881
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,633
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,478
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,358
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	10,834
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,016
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,112
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,390
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	23,011
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,515	10,251
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	905	815
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,553
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,338
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,354
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,575
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,698
	Allegheny County IDA Industrial Revenue	5.125%	5/1/30	145	151
[3]	Allegheny County IDA Private Schools Revenue VRDO	1.950%	6/5/25	2,895	2,895
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,227
	Allegheny County PA GO	5.000%	12/1/41	1,500	1,582
	Allegheny County PA GO	5.000%	12/1/42	1,250	1,311
	Allegheny County PA GO	5.000%	12/1/44	575	597
	Allegheny County PA GO	4.000%	11/1/45	3,560	3,196
	Allegheny County PA GO	4.000%	11/1/49	305	262
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,110
	Allegheny County PA GO	5.000%	12/1/54	4,510	4,580
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,102
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	520
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	955
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	6,000	4,975
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,965	1,854
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,255	1,309
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	1,305	1,196

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,326
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	1,435	1,458
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,054
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	7,350	7,392
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	1,410	1,416
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	3,250	3,328
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	425
[4]	Allentown City School District GO	5.000%	2/1/32	3,075	3,220
[4]	Allentown City School District GO	5.000%	6/1/32	1,465	1,488
[4]	Allentown City School District GO	4.000%	2/1/34	1,500	1,502
[4]	Allentown City School District GO	5.000%	2/1/34	1,300	1,348
[4]	Allentown City School District GO	4.000%	2/1/35	1,175	1,169
[4]	Allentown City School District GO	5.000%	6/1/35	2,000	2,027
[4]	Allentown City School District GO	4.000%	2/1/36	1,100	1,078
[4]	Allentown City School District GO	5.000%	6/1/36	1,500	1,520
[5]	Allentown City School District GO	5.000%	6/1/44	830	854
[5]	Allentown City School District GO	5.000%	6/1/45	910	935
[5]	Allentown City School District GO	5.000%	6/1/46	500	513
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/40	1,500	1,474
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/45	1,500	1,407
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/50	2,345	2,154
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/59	3,250	2,914
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/53	1,000	1,020
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,159
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,362
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,048
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,258
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,375	10,451
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,100	3,169
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,148
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,040	2,005
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,669
[4]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,515
[1]	Altoona PA GO	3.000%	12/1/35	3,165	2,858
[4]	Armstrong School District GO	3.000%	3/15/34	5,605	5,138
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,067
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	969
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	665
[4]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	52
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	376
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,505
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,750	1,578
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,000	820
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,370
	Bethel Park School District GO	5.000%	8/1/44	1,250	1,307
	Bethel Park School District GO	5.000%	8/1/48	3,000	3,095
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,671
	Bethel Park School District GO	5.000%	8/1/50	3,000	3,081
[4]	Bethlehem Area School District GO	5.000%	8/1/32	600	664
[4]	Bethlehem Area School District GO	5.000%	8/1/33	750	823
[4]	Bethlehem Area School District GO	5.000%	8/1/34	1,000	1,094
[4]	Bethlehem Area School District GO	5.000%	8/1/35	750	814
[4]	Bethlehem Area School District GO	5.000%	10/1/38	1,000	1,062
[4]	Bethlehem Area School District GO	5.000%	10/1/40	700	735
[4]	Bethlehem Area School District GO	5.000%	10/1/41	400	416
[4]	Bethlehem Area School District GO	5.000%	10/1/42	500	517
[4]	Bethlehem Area School District GO	5.000%	10/1/43	500	516
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	1,500	1,440
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/39	1,220	1,243
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/40	1,275	1,290
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/41	1,340	1,345
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/49	4,360	4,352
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/54	3,970	3,997
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	385
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	75

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boyertown Area School District GO	5.000%	10/1/38	400	416
	Boyertown Area School District GO	5.000%	10/1/40	500	513
	Boyertown Area School District GO	5.000%	10/1/41	500	511
[4]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,466
[4]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,813
[4]	Bristol Township School District GO	4.125%	6/1/40	2,000	1,959
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/37	1,205	1,148
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,041
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,068
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,050	861
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,005	3,874
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/35	550	536
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/50	3,000	2,006
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/50	3,090	2,559
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	10,160	6,615
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	13,540	9,080
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,090
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/37	450	485
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/38	500	536
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/39	850	905
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,726
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,636
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,784
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,281
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,010	1,010
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,035
	Capital Region Water Revenue	5.000%	7/15/35	500	520
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,028
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,022
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,843
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,676
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,135
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	12,854
	Central Bucks School District GO	5.000%	5/15/45	1,250	1,282
	Central Bucks School District GO	5.000%	5/15/50	2,260	2,303
	Central Dauphin School District GO	4.000%	5/15/34	1,985	1,989
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42	1,500	1,501
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,742
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,337
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,553
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,500	12,586
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/44	1,080	939
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/49	805	697
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/54	645	547
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,280	1,048
	Chester County IDA Recreational Revenue	4.000%	12/1/46	5,000	4,411
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,262
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,034
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	3,215	3,270
	Chester County PA GO	5.000%	7/15/38	500	538
	Chester County PA GO	5.000%	7/15/39	700	748
	Chester County PA GO	5.000%	7/15/40	1,500	1,594
	Chester County PA GO	5.000%	7/15/41	2,500	2,630
	Chester County School Authority Lease Revenue	5.000%	4/1/43	1,000	1,026
	Chester County School Authority Lease Revenue	5.000%	4/1/45	900	918
[4]	Coatesville School District GO	4.250%	11/15/39	12,000	11,628
[5,6]	Coatesville School District GO	5.250%	11/15/40	2,200	2,327
[5,6]	Coatesville School District GO	5.250%	11/15/41	2,500	2,624
[5,6]	Coatesville School District GO	5.250%	11/15/42	2,500	2,600
[5,6]	Coatesville School District GO	5.250%	11/15/43	1,175	1,213
	Colonial School District GO	3.000%	2/15/39	350	294
	Colonial School District GO	3.000%	2/15/40	700	582
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,898
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,097
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,123
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	7,190	7,457
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,241

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,098
[1,7]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	38,875	35,748
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	871
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,028
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	897
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,022
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,426
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,288
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,118
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,132
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	539
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,295
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,256
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,331
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	8,200	8,998
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,243
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	9,300	10,412
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,215
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,117
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,528
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,510
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	14,300	13,185
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,819
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	16,454
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	431
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,847
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	1,375	1,192
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	9,948
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,795
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	10,875
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,097
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	10,695
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,208
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	8,815	8,656
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	6,750	4,618
	Commonwealth of Pennsylvania GO	4.000%	9/1/40	10,050	9,831
	Commonwealth of Pennsylvania GO	5.000%	10/1/40	5,000	5,297
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	3,800	2,519
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	5,000	4,829
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	9,654
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	37,130	35,476
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	9,551
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	9,000	8,514
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	20,000	18,745
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,088
	Conestoga Valley School District GO	3.000%	2/1/38	850	726
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	340	340
	Cornwall Lebanon School District GO	5.000%	2/15/51	2,000	2,010
	Cornwall Lebanon School District GO	5.000%	2/15/55	4,500	4,477
	Council Rock School District GO	2.050%	11/15/33	1,085	890
	Council Rock School District GO	3.250%	11/15/39	5,010	4,272
	Council Rock School District GO	2.050%	8/15/42	3,000	1,842
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,435
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,770
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,357
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,072
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,218
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,000	4,026
[4]	Cumberland Valley School District GO	5.000%	12/1/40	500	520
[1]	Cumberland Valley School District GO	5.000%	11/15/42	3,480	3,583
[4]	Cumberland Valley School District GO	5.000%	12/1/43	500	515
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,540
[4]	Cumberland Valley School District GO	5.000%	12/1/46	2,300	2,348
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,655
[4]	Cumberland Valley School District GO	5.000%	12/1/49	2,075	2,100
[4]	Cumberland Valley School District GO	5.000%	12/1/53	2,150	2,165
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,257
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,422
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	1,000	702

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/53	1,615	1,165
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/30	3,745	3,764
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	2,190	2,199
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/32	2,070	2,077
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/35	3,925	3,953
	Dauphin County PA GO	5.000%	11/15/42	4,590	4,746
	Dauphin County PA GO	5.000%	11/15/43	2,500	2,572
	Dauphin County PA GO	5.000%	11/15/44	2,225	2,279
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	459
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,160
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,168
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,150
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,753
	Delaware County PA GO	5.000%	8/1/46	4,740	4,863
	Delaware County PA GO	5.000%	8/1/48	3,210	3,280
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/54	2,500	2,136
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	3,970
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,591
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,040
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,600
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	7,810
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,159
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,127
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	2,500	2,542
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.000%	6/2/25	5,605	5,605
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,063
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,056
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,545	2,184
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,220
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,925	2,881
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	769
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	743
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	980
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	485
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	485
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	716
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	1,969
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,050	5,336
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	5,405	3,967
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	825	826
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	3,750	3,755
[4]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,227
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/26	250	253
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/28	300	309
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/30	315	328
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/35	375	389
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/38	1,270	1,291
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	870
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/48	500	470
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/36	400	369
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/41	475	397
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,336
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,404
[1]	Erie School District GO	5.000%	4/1/27	150	155
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,204
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/5/25	1,290	1,290
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,037
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,909
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,341
[4]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,138
[4]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,818
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	14,130
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	4,045	3,660
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	2,000	1,690

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,485	22,791
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	7,500	7,407
	General Authority of Southcentral Pennsylvania College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/55	10,000	9,744
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,202
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	424
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	576
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,043
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,073
	Haverford Township School District GO	3.000%	3/1/34	55	50
	Haverford Township School District GO	5.000%	3/15/40	400	419
	Haverford Township School District GO	5.000%	3/15/41	580	604
	Haverford Township School District GO	5.000%	3/15/41	1,000	1,041
	Haverford Township School District GO	5.000%	3/15/42	450	466
	Haverford Township School District GO	5.000%	3/15/42	750	777
	Haverford Township School District GO	5.000%	3/15/43	635	654
	Haverford Township School District GO	5.000%	3/15/43	900	929
	Haverford Township School District GO	5.000%	3/15/44	575	591
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,094
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,404
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,467
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,532
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,595
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,664
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	960
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,583
[4]	Interboro School District GO	4.000%	8/15/43	1,445	1,328
[1]	Interboro School District GO	5.500%	8/15/63	2,500	2,599
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	1,000	1,003
	Kennett Consolidated School District GO	5.000%	2/15/40	500	530
	Kennett Consolidated School District GO	5.000%	2/15/41	275	290
	Kennett Consolidated School District GO	5.000%	2/15/42	475	493
	Kennett Consolidated School District GO	5.000%	2/15/42	325	339
	Kennett Consolidated School District GO	5.000%	2/15/43	1,240	1,284
	Kennett Consolidated School District GO	5.000%	2/15/44	550	566
	Kennett Consolidated School District GO	5.000%	2/15/45	500	514
	Kennett Consolidated School District GO	5.000%	2/15/48	1,000	1,023
	Kennett Consolidated School District GO	5.000%	2/15/51	5,050	5,136
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	890
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	611
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,700	6,120
	Lampeter Strasburg School District GO	5.000%	3/1/39	600	626
	Lampeter Strasburg School District GO	5.000%	3/1/40	725	751
	Lampeter Strasburg School District GO	5.000%	3/1/41	2,675	2,753
	Lampeter Strasburg School District GO	5.000%	3/1/42	2,750	2,814
	Lampeter Strasburg School District GO	5.000%	3/1/43	2,760	2,814
	Lampeter Strasburg School District GO	5.000%	3/1/44	1,425	1,449
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,540
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	1,890
	Lancaster County PA GO	4.000%	11/1/34	500	502
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	500	448
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	8,834
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	16,190	15,719
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	752
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,302
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	725
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/41	550	508
[3]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	3.000%	6/2/25	6,660	6,660
[6]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/33	810	878
[6]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/34	630	682
[6]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/35	235	254
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,022
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,709
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,506
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,425	1,158
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	5,550	4,169
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/45	800	775
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/55	960	892

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lancaster PA GO	4.000%	11/1/33	2,545	2,558
[4]	Lancaster PA GO	4.000%	11/1/34	2,660	2,666
[4]	Lancaster PA GO	4.000%	11/1/35	2,355	2,351
[4]	Lancaster School District GO	5.000%	6/1/33	750	832
[4]	Lancaster School District GO	5.000%	6/1/34	1,500	1,653
[4]	Lancaster School District GO	5.000%	6/1/35	750	821
[4]	Lancaster School District GO	4.000%	6/1/36	1,190	1,175
[4]	Lancaster School District GO	5.000%	6/1/42	1,295	1,354
[4]	Lancaster School District GO	5.000%	6/1/43	1,135	1,180
[4]	Lancaster School District GO	5.000%	6/1/44	1,290	1,333
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	342
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	305
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	328
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	414
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	430
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	503
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	586
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	438
	Latrobe IDA College & University Revenue	4.000%	3/1/46	3,400	2,630
	Latrobe IDA College & University Revenue	4.000%	3/1/51	3,595	2,676
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,500
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,107
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/53	1,600	1,410
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,096
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,042
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	10,680	8,405
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/41	1,775	1,473
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,338
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	8,958
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/49	315	223
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	12,000	9,700
[4]	Lehighton Area School District GO	5.000%	11/15/36	1,850	1,956
[4]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,188
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,637
[4]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,417
	Lower Paxton Township PA GO	5.000%	4/1/40	200	208
	Lower Paxton Township PA GO	5.000%	4/1/41	225	233
	Lower Paxton Township PA GO	5.000%	4/1/42	200	206
	Lower Paxton Township PA GO	5.000%	4/1/43	350	359
	Lower Paxton Township PA GO	5.000%	4/1/44	300	307
	Lower Paxton Township PA GO	5.000%	4/1/49	1,000	1,014
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,940
[4]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/27	1,800	1,856
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,550
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,728
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,107
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,394
[4]	Middletown Area School District GO	5.000%	3/1/40	2,000	2,082
[4]	Middletown Area School District GO	5.000%	3/1/41	2,000	2,071
[4]	Middletown Area School District GO	5.000%	3/1/42	2,000	2,060
[4]	Millcreek Township School District GO	3.000%	6/15/36	2,240	1,977
	Monroe County PA GO	4.000%	7/15/37	1,630	1,611
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	3,890	3,970
[6]	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/31	3,780	3,837
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	351
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,054
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,045
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,100	1,890
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,571
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,582
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,001
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/36	515	462
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/37	545	481
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/38	695	603
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/39	305	259
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/42	1,500	1,427
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,415	1,431
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,278

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,855
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,551
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	2,170	1,950
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,832
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,343
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,668
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,858
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	5,000	4,007
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,269
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,935	11,725
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	2,000	1,609
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,725	8,436
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	373
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,389
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,368
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	6,920	6,076
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,324
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	8,613
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	79
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	3,705	3,090
[6]	Montgomery County PA GO	5.000%	3/1/38	4,080	4,427
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,136
[6]	Montgomery County PA GO	5.000%	3/1/39	8,270	8,915
[6]	Montgomery County PA GO	5.000%	3/1/40	5,330	5,704
[6]	Montgomery County PA GO	5.000%	3/1/41	5,140	5,464
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/44	2,985	2,846
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/54	1,500	1,431
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,575
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,206
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,484
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,500	2,502
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	611
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,538
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	2,500	2,403
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,509
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/55	2,500	2,368
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/38	2,500	2,510
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	350
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	209
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	250	247
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	98
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	219
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	356
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	544
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	778
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	656
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	367
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,495
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	17,982
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	867
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,633
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,650	1,395
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	919
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,944
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	100	82
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	7,890	6,448
	Muhlenberg School District GO	5.000%	5/15/49	1,750	1,771
	Muhlenberg School District GO	5.000%	5/15/54	7,000	7,035
	North Allegheny School District GO	3.000%	5/1/32	1,270	1,204
[4]	Northampton Area School District GO	4.100%	2/1/41	3,090	2,914

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,517
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,768
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,820
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	1,070	964
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	4,930	4,378
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,007
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,243
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	9,885	9,828
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/53	3,000	3,028
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	6,350	6,350
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,671
	Northampton Township PA GO	3.625%	5/15/39	2,145	1,939
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	916
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,359
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,253
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,146
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,601
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	2,953
[4]	Northeastern School District/York County GO	3.000%	3/1/33	375	352
[4]	Northeastern School District/York County GO	3.000%	3/1/34	300	274
[4]	Northeastern School District/York County GO	3.000%	3/1/35	250	225
[4]	Northeastern School District/York County GO	3.000%	3/1/38	850	722
[4]	Northeastern School District/York County GO	3.000%	3/1/41	800	650
[4]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,604
[4]	Northern Tioga School District GO	4.000%	4/1/33	500	504
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/46	1,255	930
	Parkland School District GO	5.000%	2/1/43	2,270	2,353
	Parkland School District GO	5.000%	2/1/44	700	723
	Parkland School District GO	5.000%	2/1/49	2,325	2,372
[4]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,947
[4]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,442
[4]	Penn Hills School District GO	3.000%	10/1/32	2,020	1,912
[4]	Penn Hills School District GO	3.000%	10/1/33	760	707
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,731
	Pennsbury School District GO	5.000%	8/1/39	750	784
	Pennsbury School District GO	5.000%	8/1/39	500	526
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,040
	Pennsbury School District GO	5.000%	8/1/40	500	523
	Pennsbury School District GO	5.000%	8/1/41	600	624
	Pennsbury School District GO	5.000%	8/1/42	750	777
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,091
	Pennsbury School District GO	5.000%	8/1/44	1,000	1,029
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/33	1,310	1,391
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/34	1,380	1,456
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/35	1,455	1,521
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/36	1,020	1,055
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/38	1,130	1,150
[6]	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/40	1,250	1,222
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/41	1,000	1,055
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	9,425	9,636
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	750	750
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	1,000	1,057
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/30	1,000	1,068
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,107
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,918
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	525
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	526

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,747
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,885
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	596
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,042
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	928
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	825
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,563
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,836
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,094
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/42	1,850	1,871
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/43	1,385	1,393
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	700	614
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/44	1,600	1,601
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/45	1,515	1,508
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	8,635
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,674
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,442
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,400	2,017
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,419
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/50	6,135	5,977
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,500	7,782
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	1,839
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,620	3,749
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/38	1,500	1,535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/42	1,500	1,505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/46	1,000	1,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	1,987
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/32	8,975	9,423
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/35	8,845	9,284
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/27	700	718
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/29	1,080	941
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/30	3,710	3,099
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/36	6,045	3,834
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/38	5,525	3,133
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/38	2,640	2,733
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/39	1,500	1,536
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/40	3,880	3,952
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/53	7,000	6,399
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/39	4,500	3,703
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,697
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,941
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,542
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	1,935	1,936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,000	2,002
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,483
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,016
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,934
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,892
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,254
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,169
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,374
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,899
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,052
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	914
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,637
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,225	887
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,650	1,220
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,050
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	6,000	6,028
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/55	22,100	22,535
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.030%	6/5/25	7,160	7,160
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	500	517
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	345	356
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	180	146

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	754
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,087
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	786
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,051
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	951
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	2,000	2,098
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	7,610
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,000	2,689
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	7,565	6,854
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	2,000	2,068
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,442
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,130	11,278
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	7,985	8,051
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	4,000	3,537
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	8,750	9,006
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	22,325	22,325
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	17,605	17,605
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,653
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	936
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,295	6,859
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,575
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,799
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,180	5,673
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/37	1,799	1,773
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,336
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,415
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,300
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	4,000	3,328
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,192
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,551
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,438
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,000	1,928
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,250	3,333
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,747
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,269
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	8,500	6,669
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	5,000	4,866
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	2,500	1,668
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	6,035	4,026
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,460
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	4,766
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,133
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,807
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,499
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,035	1,022
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	1,985	1,994
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,250	6,396
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	12,205	12,823
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	8,662	9,144
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,805	5,181
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	7,250	7,785
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,435	1,562
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/2/25	6,965	6,965
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.300%	6/2/25	7,342	7,342
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,766
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,353
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	945	1,025
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	915
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,068
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,595
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,663
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,441
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	8,285	8,510
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,318
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	10,000	10,383
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,018

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,639
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,145
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,189
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	674
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,362
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,492
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,887
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,240	2,383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,306
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	855
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,602
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,698
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	2,865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,200
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,779
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,664
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,375
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	216
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	6,836
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,062
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,710	3,921
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,120	1,177
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,010	1,070
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,333
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,955	2,746
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,540	1,614
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,230	2,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,030	1,082
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	2,995
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,750	2,775
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,555
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,050	1,088
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,000	4,145
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,950	2,009
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,115	1,164
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,822
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	16,771
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,055	1,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,345	1,392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,000	2,069
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,930	1,987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,130	1,163
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,500	1,542
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,095
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,410
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,000	5,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	2,500	2,551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,000	3,064
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	2,895	3,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	12,500	12,729
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	7,515	6,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	6,991
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	4,000	4,067
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	2,075	1,805
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	17,215
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	3,675

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,387
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	4,749
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	6,005	5,180
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	10,000	8,626
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	2,620	2,655
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	2,920
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	9,000	9,119
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/55	3,000	3,102
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.950%	6/5/25	4,575	4,575
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,953
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,211
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,258
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,083
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,604
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	2,155	2,044
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	1,675	1,574
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,810	15,890
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/46	7,630	7,784
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	2,390	2,399
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,059
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,105	6,129
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,940	6,844
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	5,000	4,277
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	3.150%	6/2/25	4,100	4,100
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,606
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,106
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	7,769
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/43	1,500	1,428
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	964
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,059
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	1,945
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	1,983
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,347
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,114
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	877
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,110
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,078
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,034
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,030
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,104
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,168
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,245
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	1,990
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,695
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,128
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	1,650	1,733
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,012
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/44	2,250	2,305
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	7,998
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	8,965	9,212
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,650	3,723
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	7,500	7,745
[2,5]	Philadelphia Gas Works Co. Natural Gas Revenue TOB VRDO	2.070%	6/5/25	7,500	7,500
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	4,962
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,006
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,183
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,300
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,748
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,525	1,429
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	9,475	8,737
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,170	2,138
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	1,000	985
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	2,045	1,980
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/49	2,770	2,456
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/42	1,000	904
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/52	3,500	3,028
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/52	1,920	1,789
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/57	1,250	1,172
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/40	425	410

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	591
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,703
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/41	1,125	952
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/51	1,765	1,342
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/56	670	494
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/40	1,000	951
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/50	5,130	4,570
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	1,415	1,355
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,050	952
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,103
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,097
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,510	1,451
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	2,750	2,625
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,856
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	13,000	10,968
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,041
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,514
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,030
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	14,741
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	1,963
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	4,864
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,234
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,127
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,453
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,701
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,098
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,000	4,136
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,114
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	6,524
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	5,000	5,195
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/53	15,000	15,819
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/2/25	29,330	29,330
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/2/25	21,960	21,960
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,309
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,855
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,441
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,369
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	770
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,417
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	4,965	4,923
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	1,000	989
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,813
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,928
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,022
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,381
[2,3]	Philadelphia PA Authority Industrial Development Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.300%	6/2/25	1,700	1,700
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,059
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,154
	Philadelphia PA GO	4.000%	5/1/38	9,000	8,740
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,443
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,001
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,423
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	6,540	7,019
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,686
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,734
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,458
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,856
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,136
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,109
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,094
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	3,000	3,061
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	8,840	9,039
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	6,955
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,011
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	3,610	3,537
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	8,000	6,899
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	16,747
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,003
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	7,604

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	8,000	8,281
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,069
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,121
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,000	1,031
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,054
	Philadelphia School District GO	5.000%	9/1/29	2,235	2,266
	Philadelphia School District GO	5.000%	9/1/32	1,160	1,252
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,545
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,380
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,049
	Philadelphia School District GO	5.250%	9/1/36	1,100	1,203
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,247
	Philadelphia School District GO	4.000%	9/1/37	1,500	1,433
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,047
	Philadelphia School District GO	5.000%	9/1/37	3,825	3,927
	Philadelphia School District GO	5.250%	9/1/37	1,900	2,057
	Philadelphia School District GO	4.000%	9/1/38	1,000	939
	Philadelphia School District GO	5.000%	9/1/38	1,000	1,022
	Philadelphia School District GO	5.000%	9/1/38	1,990	2,019
	Philadelphia School District GO	5.250%	9/1/38	1,430	1,532
	Philadelphia School District GO	4.000%	9/1/40	8,880	8,239
	Philadelphia School District GO	5.250%	9/1/40	1,715	1,814
	Philadelphia School District GO	5.250%	9/1/43	1,075	1,116
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,121
	Philadelphia School District GO	4.000%	9/1/46	12,285	10,985
	Philadelphia School District GO	5.500%	9/1/48	8,370	8,736
	Philadelphia School District GO, Prere.	5.000%	9/1/26	10	10
	Pine-Richland School District GO	4.000%	3/1/37	750	745
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,030
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	514
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,023
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	509
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	508
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,374
	Pittsburgh PA GO	4.000%	9/1/35	750	744
	Pittsburgh PA GO	5.000%	9/1/35	560	577
	Pittsburgh PA GO	4.000%	9/1/36	875	859
	Pittsburgh PA GO	4.000%	9/1/38	500	472
	Pittsburgh PA GO	5.000%	9/1/39	500	528
	Pittsburgh PA GO	4.000%	9/1/40	3,635	3,375
	Pittsburgh PA GO	5.000%	9/1/40	500	529
	Pittsburgh PA GO	4.000%	9/1/41	3,780	3,461
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,557
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,033
	Pittsburgh PA GO	5.000%	9/1/42	500	521
	Pittsburgh PA GO	5.000%	9/1/42	1,250	1,263
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,097
	Pittsburgh School District GO	4.000%	9/1/38	1,640	1,600
	Pittsburgh School District GO	3.000%	9/1/41	2,315	1,807
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	10,056
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,652
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	852
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,351
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	414
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	250
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,121
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,417
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,458
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,895
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/55	5,000	5,065
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.170%	6/2/25	1,100	1,100
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.170%	6/2/25	7,500	7,500
[6]	Pleasant Valley PA School District GO	5.000%	5/1/40	450	472
[6]	Pleasant Valley PA School District GO	5.000%	5/1/41	700	729
[6]	Pleasant Valley PA School District GO	5.000%	5/1/42	2,235	2,309
[6]	Pleasant Valley PA School District GO	5.000%	5/1/43	1,000	1,026
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	602
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,275	6,487
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,033

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,029
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,773
[1]	Ridley School District GO	4.000%	11/15/34	1,000	999
[4]	Ridley School District GO	3.000%	11/15/37	2,950	2,615
[1]	Ridley School District GO	4.000%	11/15/37	800	775
[4]	Ridley School District GO	3.000%	11/15/38	2,000	1,752
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/50	2,500	2,490
[1]	Scott Township PA GO	3.000%	8/15/34	290	264
[1]	Scott Township PA GO	3.000%	8/15/38	300	253
[1]	Scott Township PA GO	3.000%	8/15/42	650	521
[1]	Scott Township PA GO	3.000%	8/15/46	600	455
[1]	Scranton PA GO	5.000%	11/15/26	850	871
[1]	Scranton PA GO	5.000%	11/15/27	615	639
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,648
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,316
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,619
	Scranton PA School District GO	4.000%	12/1/40	500	463
	Scranton PA School District GO	4.000%	6/1/41	2,010	1,843
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,507
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/37	1,290	1,348
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/44	2,335	2,090
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/45	2,430	2,123
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/50	3,170	3,105
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/55	3,670	3,296
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,155	1,156
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,181
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,315
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,251
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,277
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	805	806
[4]	Souderton Area School District GO	4.000%	9/1/39	3,685	3,487
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	408
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/33	320	317
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/34	560	551
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,095
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,029
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,035
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	8,150	6,772
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/2/25	19,515	19,515
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,275
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,254
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,153
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,178
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	12,756
	State College PA Area School District GO	5.000%	5/15/36	375	390
	State College PA Area School District GO	5.000%	5/15/37	630	653
	State College PA Area School District GO	5.000%	5/15/38	350	361
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,056
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/36	600	632
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/37	550	576
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/38	600	624
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/41	1,000	911
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/42	1,000	900
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,690
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,940
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	11,906
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,710
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,274
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,044
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,601
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,102
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,075
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,520

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,618
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,344
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,041
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/34	1,500	1,678
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/35	1,820	2,040
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/41	2,000	2,113
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/42	800	838
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/43	2,000	2,084
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/44	1,000	1,037
	Township of Hampton PA GO	5.000%	1/1/35	150	162
	Township of Hampton PA GO	5.000%	1/1/36	150	161
	Township of Hampton PA GO	5.000%	1/1/37	175	186
	Tredyffrin Easttown School District GO	5.000%	2/15/44	500	521
[4]	Trinity Area School District GO	4.000%	1/15/36	3,000	2,984
[4]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,076
[4]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,583
[4]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,557
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,952
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,263
[4]	Upper Darby PA School District GO	5.000%	4/1/54	4,000	4,008
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	831
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,123
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,677
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,460
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,374
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,024
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/48	2,750	2,417
[4]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,194
[4]	West Mifflin School District GO	3.000%	4/1/38	5,920	4,994
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	565	565
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,500
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	989
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,100
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,202
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,301
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,395	2,355
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,010
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	7,956
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	3,705	3,859
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/43	4,320	4,469
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/44	4,030	4,139
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/45	3,750	3,841
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/47	6,815	6,924
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/49	4,000	4,047
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,100	2,257
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	9,230	8,469
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,466
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	800
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,914
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,381
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/39	1,000	823
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/43	1,675	1,708
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/49	1,000	1,005
[4]	William Penn School District GO	3.000%	11/15/34	2,595	2,359
[4]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,267
	Wyomissing Area School District GO	3.000%	2/1/40	1,100	903
					3,579,251
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	210
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,840	1,625
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,286
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	658
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	290	292
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	80	81
					4,152
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,273	3,429
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,506

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,397	1,622
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	5,608	5,392
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,662	1,568
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	550	508
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	3,344	2,864
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,337
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,365	1,397
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,255	1,286
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	2,170	2,194
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	600	608
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	490	419
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,246	1,146
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	787	668
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,235
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	675	477
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,454	10,683
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	259	241
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,343	429
					44,262
Virgin Islands (0.1%)
[6]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/39	1,150	1,207
Total Tax-Exempt Municipal Bonds (Cost $3,852,144)					3,628,872
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	4,153	2,492
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,025	1,240
Total Taxable Municipal Bonds (Cost $3,861)					3,732
Total Investments (100.8%) (Cost $3,856,005)					3,632,604
Other Assets and Liabilities—Net (-0.8%)					(29,288)
Net Assets (100%)					3,603,316
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $100,979, representing 2.8% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
7	Securities with a value of $608 have been segregated as initial margin for open futures contracts.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	374	40,462	131

Short Futures Contracts
Long U.S. Treasury Bond	September 2025	(99)	(11,165)	(81)
Ultra Long U.S. Treasury Bond	September 2025	(73)	(8,473)	(46)
				(127)
				4

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/25	RBC	3,250	Buy	30-Year MMD AAA General Obligation Scale	4.480%	18	18	—
4/16/26	RBC	8,518	Buy	5-Year MMD AAA General Obligation Scale	3.500%	194	194	—
4/22/26	RBC	670	Buy	5-Year MMD AAA General Obligation Scale	3.460%	14	14	—
4/22/26	MSCS	500	Buy	5-Year MMD AAA General Obligation Scale	3.460%	10	10	—
4/23/26	JPMC	1,750	Buy	5-Year MMD AAA General Obligation Scale	3.380%	29	29	—
5/1/26	BANA	925	Buy	10-Year MMD AAA General Obligation Scale	3.620%	11	11	—
5/6/26	RBC	300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	3	3	—
5/6/26	MSCS	275	Buy	10-Year MMD AAA General Obligation Scale	3.640%	4	4	—
						283	283	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,856,005)	3,632,604
Investment in Vanguard	99
Cash	68
Receivables for Investment Securities Sold	5,192
Receivables for Accrued Income	46,283
Receivables for Capital Shares Issued	3,618
Variation Margin Receivable—Futures Contracts	47
Unrealized Appreciation—Over-the-Counter Swap Contracts	283
Other Assets	193
Total Assets	3,688,387
Liabilities
Payables for Investment Securities Purchased	78,287
Payables for Capital Shares Redeemed	2,875
Payables for Distributions	3,760
Payables to Vanguard	149
Total Liabilities	85,071
Net Assets	3,603,316
At May 31, 2025, net assets consisted of:

Paid-in Capital	3,910,612
Total Distributable Earnings (Loss)	(307,296)
Net Assets	3,603,316

Investor Shares—Net Assets
Applicable to 27,287,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	284,026
Net Asset Value Per Share—Investor Shares	$10.41

Admiral™ Shares—Net Assets
Applicable to 318,892,900 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,319,290
Net Asset Value Per Share—Admiral Shares	$10.41

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	68,873
Total Income	68,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	251
Management and Administrative—Investor Shares	184
Management and Administrative—Admiral Shares	1,181
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	85
Custodian Fees	21
Shareholders’ Reports and Proxy Fees—Investor Shares	6
Shareholders’ Reports and Proxy Fees—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,758
Expenses Paid Indirectly	(21)
Net Expenses	1,737
Net Investment Income	67,136
Realized Net Gain (Loss)
Investment Securities Sold	(12,154)
Futures Contracts	1,056
Realized Net Gain (Loss)	(11,098)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(182,890)
Futures Contracts	(118)
Swap Contracts	283
Change in Unrealized Appreciation (Depreciation)	(182,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,687)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,136	128,568
Realized Net Gain (Loss)	(11,098)	(13,347)
Change in Unrealized Appreciation (Depreciation)	(182,725)	124,657
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,687)	239,878
Distributions
Investor Shares	(5,225)	(10,006)
Admiral Shares	(61,266)	(117,467)
Total Distributions	(66,491)	(127,473)
Capital Share Transactions
Investor Shares	(2,437)	5,643
Admiral Shares	14,527	184,750
Net Increase (Decrease) from Capital Share Transactions	12,090	190,393
Total Increase (Decrease)	(181,088)	302,798
Net Assets
Beginning of Period	3,784,404	3,481,606
End of Period	3,603,316	3,784,404

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.97	$10.63	$10.58	$12.14	$12.14	$11.89
Investment Operations
Net Investment Income[1]	.192	.374	.356	.327	.323	.353
Net Realized and Unrealized Gain (Loss) on Investments	(.562)	.337	.047	(1.532)	.036	.283
Total from Investment Operations	(.370)	.711	.403	(1.205)	.359	.636
Distributions
Dividends from Net Investment Income	(.190)	(.371)	(.353)	(.327)	(.323)	(.352)
Distributions from Realized Capital Gains	—	—	—	(.028)	(.036)	(.034)
Total Distributions	(.190)	(.371)	(.353)	(.355)	(.359)	(.386)
Net Asset Value, End of Period	$10.41	$10.97	$10.63	$10.58	$12.14	$12.14
Total Return[2]	-3.40%	6.79%	3.89%	-10.00%	2.99%	5.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$284	$302	$287	$287	$393	$364
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.61%	3.45%	3.37%	2.95%	2.66%	2.96%
Portfolio Turnover Rate	12%	33%	38%	30%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.97	$10.63	$10.58	$12.14	$12.14	$11.89
Investment Operations
Net Investment Income[1]	.195	.383	.364	.336	.333	.363
Net Realized and Unrealized Gain (Loss) on Investments	(.562)	.337	.048	(1.532)	.036	.282
Total from Investment Operations	(.367)	.720	.412	(1.196)	.369	.645
Distributions
Dividends from Net Investment Income	(.193)	(.380)	(.362)	(.336)	(.333)	(.361)
Distributions from Realized Capital Gains	—	—	—	(.028)	(.036)	(.034)
Total Distributions	(.193)	(.380)	(.362)	(.364)	(.369)	(.395)
Net Asset Value, End of Period	$10.41	$10.97	$10.63	$10.58	$12.14	$12.14
Total Return[2]	-3.37%	6.87%	3.98%	-9.93%	3.07%	5.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,319	$3,483	$3,195	$3,236	$4,157	$3,905
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.53%	3.45%	3.04%	2.74%	3.04%
Portfolio Turnover Rate	12%	33%	38%	30%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $99,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,628,872	—	3,628,872
Taxable Municipal Bonds	—	3,732	—	3,732
Total	—	3,632,604	—	3,632,604
Derivative Financial Instruments
Assets
Futures Contracts[1]	131	—	—	131
Swap Contracts	—	283	—	283
Total	131	283	—	414
Liabilities
Futures Contracts[1]	(127)	—	—	(127)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,856,052
Gross Unrealized Appreciation	11,512
Gross Unrealized Depreciation	(234,673)
Net Unrealized Appreciation (Depreciation)	(223,161)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $75,567,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $462,812,000 of investment securities and sold $444,099,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $17,295,000 and sales were $6,235,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	36,379	3,428	69,212	6,383
Issued in Lieu of Cash Distributions	4,232	397	8,145	752
Redeemed	(43,048)	(4,053)	(71,714)	(6,626)
Net Increase (Decrease)—Investor Shares	(2,437)	(228)	5,643	509
Admiral Shares
Issued	290,721	27,391	588,067	54,292
Issued in Lieu of Cash Distributions	39,346	3,696	75,962	7,012
Redeemed	(315,540)	(29,701)	(479,279)	(44,272)
Net Increase (Decrease)—Admiral Shares	14,527	1,386	184,750	17,032
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Pennsylvania Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q772 072025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Pennsylvania Tax-Free Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	3,366,809,332	21,170,425	N/A	N/A
Mark Loughridge	3,308,696,903	79,282,844	N/A	N/A
Scott C. Malpass	3,312,110,726	75,869,021	N/A	N/A
John Murphy	3,369,480,284	18,499,463	N/A	N/A
Lubos Pastor	3,366,491,920	21,487,827	N/A	N/A
Rebecca Patterson	3,369,457,276	18,522,471	N/A	N/A
André F. Perold	3,361,614,605	26,365,142	N/A	N/A
Salim Ramji	3,365,294,850	22,684,897	N/A	N/A
Sarah Bloom Raskin	3,363,917,495	24,062,252	N/A	N/A
Grant Reid	3,368,528,108	19,451,639	N/A	N/A
David Thomas	3,368,285,716	19,694,031	N/A	N/A
Barbara Venneman	3,369,581,578	18,398,169	N/A	N/A
Peter F. Volanakis	3,307,411,465	80,568,282	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLAVNIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.